Investment (Tables)	12 Months Ended
Dec. 31, 2022
Investment Abstract
Schedule of interest in associated

	Associated companies
	2022 I-Systems	2021 I-Systems

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders' equity	1,422,034	1,794,288

Loss for the year (i)	(125,687)	(22,968)

Equity in earnings	(61,587)	(11,254)

Investment amount	1,540,116	1,601,703

Change of investment in associate

I-Systems (associated company)

Balance of investment on December 31, 2021	1,601,703
Net identifiable assets at fair value	-
Capital increase	-
Equity in earnings and amortization of surplus	(61,587)
Balance of investment on December 31, 2022	1,540,116

FiberCo (current I-Systems) (subsidiary)

Balance of investment at December 31, 2020	1
Equity in earnings until October 2021	(318)
Capital increase	1,211,789
Write-off of investment	(1,211,472)
Balance of investment on November 16, 2021	-

I-Systems (associated company)

Balance of investment on December 31, 2020	-
Revaluation of minority interest at fair value	1,612,957
Equity in earnings - November 2021 and December 2021	(11,254)
Balance of investment on December 31, 2021	1,601,703